Note 25 - Post-employment and other employee benefit commitments. Defined Benefits (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes In Net Defined Benefit Liability Asset Abstract
Employer contributions		€ 72,000,000	€ 95,000,000	€ 72,000,000
Past service costs		(8,000,000)	18,000,000	(33,000,000)
Remeasurements	[1]	(11,000,000)	7,000,000	(10,000,000)
Other effects		4,000,000	(1,000,000)	28,000,000
Spain [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		4,547,000,000	5,122,000,000
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t			4,000,000	4,000,000
Interest income or expense			42,000,000	59,000,000
Contributions by plan participants			0	0
Employer contributions			0	0
Past service costs	[2]		190,000,000	148,000,000
Remeasurements			231,000,000	(28,000,000)
Return on plan assets	[3]		(67,000,000)	4,000,000
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset			0	0
From changes in financial assumptions			239,000,000	0
Other actuarial gain and losses			59,000,000	(32,000,000)
Benefit payments			(702,000,000)	(763,000,000)
Settlement payments			0	0
Business combinations and disposals			0	0
Effect on changes in foreign exchange rates			0	0
Other effects			14,000,000	5,000,000
Liability Asset Of Defined Benefit Plans at the end			4,547,000,000	5,122,000,000
Mexico [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		71,000,000	(18,000,000)
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t			4,000,000	5,000,000
Interest income or expense			9,000,000	(2,000,000)
Contributions by plan participants			0	0
Employer contributions			(47,000,000)	0
Past service costs	[2]		15,000,000	(1,000,000)
Remeasurements			9,000,000	88,000,000
Return on plan assets	[3]		(90,000,000)	70,000,000
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset			0	0
From changes in financial assumptions			87,000,000	(9,000,000)
Other actuarial gain and losses			12,000,000	27,000,000
Benefit payments			(1,000,000)	0
Settlement payments			0	0
Business combinations and disposals			7,000,000	0
Effect on changes in foreign exchange rates			5,000,000	(1,000,000)
Other effects			0	0
Liability Asset Of Defined Benefit Plans at the end			71,000,000	(18,000,000)
United States [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		39,000,000	51,000,000
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t			0	0
Interest income or expense			0	0
Contributions by plan participants			0	0
Employer contributions			(3,000,000)	(2,000,000)
Past service costs	[2]		0	0
Remeasurements			16,000,000	(11,000,000)
Return on plan assets	[3]		(28,000,000)	17,000,000
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset			0	(1,000,000)
From changes in financial assumptions			42,000,000	(28,000,000)
Other actuarial gain and losses			2,000,000	1,000,000
Benefit payments			(2,000,000)	(2,000,000)
Settlement payments			0	0
Business combinations and disposals			3,000,000	2,000,000
Effect on changes in foreign exchange rates			0	2,000,000
Other effects			(1,000,000)	(1,000,000)
Liability Asset Of Defined Benefit Plans at the end			39,000,000	51,000,000
Turkey [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		83,000,000	96,000,000
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t			20,000,000	21,000,000
Interest income or expense			11,000,000	8,000,000
Contributions by plan participants			0	0
Employer contributions			(14,000,000)	(13,000,000)
Past service costs	[2]		3,000,000	2,000,000
Remeasurements			2,000,000	3,000,000
Return on plan assets	[3]		5,000,000	21,000,000
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset			(13,000,000)	0
From changes in financial assumptions			(41,000,000)	(45,000,000)
Other actuarial gain and losses			51,000,000	29,000,000
Benefit payments			(11,000,000)	(11,000,000)
Settlement payments			0	0
Business combinations and disposals			0	0
Effect on changes in foreign exchange rates			(9,000,000)	(26,000,000)
Other effects			0	0
Liability Asset Of Defined Benefit Plans at the end			83,000,000	96,000,000
Other [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		36,000,000	36,000,000
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t			3,000,000	4,000,000
Interest income or expense			3,000,000	2,000,000
Contributions by plan participants			0	1,000,000
Employer contributions			(1,000,000)	(18,000,000)
Past service costs	[2]		2,000,000	2,000,000
Remeasurements			(1,000,000)	14,000,000
Return on plan assets	[3]		(50,000,000)	11,000,000
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset			(2,000,000)	15,000,000
From changes in financial assumptions			52,000,000	(12,000,000)
Other actuarial gain and losses			(1,000,000)	0
Benefit payments			(3,000,000)	(3,000,000)
Settlement payments			0	0
Business combinations and disposals			0	0
Effect on changes in foreign exchange rates			1,000,000	(1,000,000)
Other effects			0	0
Liability Asset Of Defined Benefit Plans at the end		460,000,000	36,000,000	36,000,000
Present Value Of Defined Benefit Obligation Member | Spain [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		5,000,000
Interest income or expense		30,000,000
Contributions by plan participants		0
Employer contributions		0
Past service costs	[4]	224,000,000
Remeasurements		136,000,000
Return on plan assets	[5]	0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		60,000,000
From changes in financial assumptions		79,000,000
Other actuarial gain and losses		(3,000,000)
Benefit payments		(703,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		0
Other effects		3,000,000
Liability Asset Of Defined Benefit Plans at the end		4,288,000,000
Present Value Of Defined Benefit Obligation Member | Mexico [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		5,000,000
Interest income or expense		50,000,000
Contributions by plan participants		0
Employer contributions		0
Past service costs	[4]	(1,000,000)
Remeasurements		93,000,000
Return on plan assets	[5]	0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		(19,000,000)
Other actuarial gain and losses		112,000,000
Benefit payments		(58,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		(87,000,000)
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		666,000,000
Present Value Of Defined Benefit Obligation Member | United States [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		1,000,000
Interest income or expense		12,000,000
Contributions by plan participants		0
Employer contributions		0
Past service costs	[4]	0
Remeasurements		31,000,000
Return on plan assets	[5]	0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		(3,000,000)
From changes in financial assumptions		34,000,000
Other actuarial gain and losses		0
Benefit payments		(15,000,000)
Settlement payments		0
Business combinations and disposals		(371,000,000)
Effect on changes in foreign exchange rates		(32,000,000)
Other effects		(1,000,000)
Liability Asset Of Defined Benefit Plans at the end		0
Present Value Of Defined Benefit Obligation Member | Turkey [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		18,000,000
Interest income or expense		45,000,000
Contributions by plan participants		4,000,000
Employer contributions		0
Past service costs	[4]	2,000,000
Remeasurements		(4,000,000)
Return on plan assets	[5]	0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		54,000,000
Other actuarial gain and losses		(59,000,000)
Benefit payments		(15,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		(126,000,000)
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		367,000,000
Present Value Of Defined Benefit Obligation Member | Other [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		3,000,000
Interest income or expense		7,000,000
Contributions by plan participants		0
Employer contributions		0
Past service costs	[4]	3,000,000
Remeasurements		12,000,000
Return on plan assets	[5]	0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		17,000,000
Other actuarial gain and losses		(5,000,000)
Benefit payments		(12,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		(9,000,000)
Other effects		(1,000,000)
Liability Asset Of Defined Benefit Plans at the end		465,000,000
Plan Assets Member | Spain [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		2,000,000
Contributions by plan participants		0
Employer contributions		0
Past service costs	[4]	0
Remeasurements		41,000,000
Return on plan assets	[5]	41,000,000
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Benefit payments		(60,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		0
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		249,000,000
Plan Assets Member | Mexico [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		43,649,914.1572202
Contributions by plan participants		0
Employer contributions		86,281,545.1336092
Past service costs	[4]	0
Remeasurements		30,763,756.4162375
Return on plan assets	[5]	30,763,756.4162375
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Benefit payments		(56,843,540.0954774)
Settlement payments		0
Business combinations and disposals		19,000,000
Effect on changes in foreign exchange rates		(76,848,629.8853069)
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		637,574,482.16125
Plan Assets Member | United States [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		10,081,932.3664743
Contributions by plan participants		0
Employer contributions		0
Past service costs	[4]	0
Remeasurements		35,405,816.1519243
Return on plan assets	[5]	35,405,816.1519243
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Benefit payments		(12,704,629.614546)
Settlement payments		0
Business combinations and disposals		(327,000,000)
Effect on changes in foreign exchange rates		(27,069,485.3377336)
Other effects		(1,400,000)
Liability Asset Of Defined Benefit Plans at the end		0
Plan Assets Member | Turkey [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		37,057,038.2979821
Contributions by plan participants		3,828,574.79891954
Employer contributions		13,993,052.3093265
Past service costs	[4]	0
Remeasurements		(22,551,341.1462837)
Return on plan assets	[5]	(22,551,341.1462837)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Benefit payments		(8,463,530.52200397)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		(99,843,029.4496282)
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		282,257,638.317938
Plan Assets Member | Other [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		6,022,789.98111936
Contributions by plan participants		0
Employer contributions		1,161,676.07850363
Past service costs	[4]	0
Remeasurements		26,059,514.5520274
Return on plan assets	[5]	26,059,514.5520274
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Benefit payments		(10,738,832.901314)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		(5,073,173.60098977)
Other effects		(1,000,000)
Liability Asset Of Defined Benefit Plans at the end		438,669,582.364374
Net Benefit Liability Asset [Member] | Spain [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		4,326,000,000	4,547,000,000	5,122,000,000
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		5,000,000
Interest income or expense		28,000,000
Contributions by plan participants		0
Employer contributions		0
Past service costs	[4]	224,000,000
Remeasurements		95,000,000
Return on plan assets	[5]	(41,000,000)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		60,000,000
From changes in financial assumptions		79,000,000
Other actuarial gain and losses		(3,000,000)
Benefit payments		(643,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		0
Other effects		3,000,000
Liability Asset Of Defined Benefit Plans at the end		4,039,000,000	4,326,000,000	4,547,000,000
Net Benefit Liability Asset [Member] | Mexico [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		72,000,000	71,000,000	(18,000,000)
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		5,000,000
Interest income or expense		6,000,000
Contributions by plan participants		0
Employer contributions		(86,000,000)
Past service costs	[4]	(1,000,000)
Remeasurements		62,000,000
Return on plan assets	[5]	(31,000,000)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		(19,000,000)
Other actuarial gain and losses		112,000,000
Benefit payments		(1,000,000)
Settlement payments		0
Business combinations and disposals		(19,000,000)
Effect on changes in foreign exchange rates		(10,000,000)
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		28,000,000	72,000,000	71,000,000
Net Benefit Liability Asset [Member] | United States [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		52,000,000	39,000,000	51,000,000
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		1,000,000
Interest income or expense		2,000,000
Contributions by plan participants		0
Employer contributions		0
Past service costs	[4]	0
Remeasurements		(4,000,000)
Return on plan assets	[5]	(35,000,000)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		(3,000,000)
From changes in financial assumptions		34,000,000
Other actuarial gain and losses		0
Benefit payments		(2,000,000)
Settlement payments		0
Business combinations and disposals		(44,000,000)
Effect on changes in foreign exchange rates		(5,000,000)
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		0	52,000,000	39,000,000
Net Benefit Liability Asset [Member] | Turkey [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		86,000,000	83,000,000	96,000,000
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		18,000,000
Interest income or expense		8,000,000
Contributions by plan participants		0
Employer contributions		(14,000,000)
Past service costs	[4]	2,000,000
Remeasurements		18,000,000
Return on plan assets	[5]	23,000,000
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		54,000,000
Other actuarial gain and losses		(59,000,000)
Benefit payments		(6,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		(26,000,000)
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		85,000,000	86,000,000	83,000,000
Net Benefit Liability Asset [Member] | Other [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		38,000,000	36,000,000	36,000,000
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		3,000,000
Interest income or expense		1,000,000
Contributions by plan participants		0
Employer contributions		(1,000,000)
Past service costs	[4]	3,000,000
Remeasurements		(14,000,000)
Return on plan assets	[5]	(26,000,000)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		17,000,000
Other actuarial gain and losses		(5,000,000)
Benefit payments		(1,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		(4,000,000)
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		€ 27,000,000	€ 38,000,000	€ 36,000,000

[1]

(*) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).

[2]	(1) Includes gains and losses from settlements.
[3]	(2) Excludes interest which is reflected in the line item “Interest income and expense”.
[4]	(1) Including gains and losses arising from settlements.
[5]	(2) Excluding interest, which is recorded under "Interest income or expense".